Vessels, net (Tables)	6 Months Ended
Jun. 30, 2023
Vessels, net,
Schedule of consolidated condensed balance sheets

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance December 31, 2022	$1,171,630	$(346,525)	$825,105
Additions	—	—	—
Depreciation	—	(15,816)	(15,816)
Balance June 30, 2023	$1,171,630	$(362,341)	$809,289